EQUITY-BASED AND OTHER COMPENSATION (Profit Sharing Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing expense	$ 269,162	$ 263,436	$ 154,658
Principal Performance Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing expense	29,381	34,613	20,151
Private Equity Funds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing expense	303	2,135	966
Permanent Capital Vehicle [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing expense	13,221	10,690	10,134
Liquid Hedge Funds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing expense	29,347	51,886	21,350
Liquid Hedge Funds [Member] | Principal Performance Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing expense	1,591	12,548
Credit Hedge Funds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing expense	59,819	95,229	65,298
Credit PE Funds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing expense	$ 137,091	$ 68,883	$ 36,759